Note 2 - Summary of Significant Accounting Policies: d. Exploration Expenditures (Policies)	12 Months Ended
Sep. 30, 2016
Policies
d. Exploration Expenditures

d.     Exploration Expenditures – All exploration expenditures are expensed as incurred. Significant property acquisition payments for active exploration properties are capitalized.  If no mineable ore body is discovered, previously capitalized costs are expensed in the period the property is abandoned.